UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-499
RIVERSOURCE INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 1/31
Date of reporting period: 10/31

Portfolio of Investments
RiverSource Income Builder Basic Income Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Affiliated Funds
Equity Funds (29.0%)

	Shares		Value(a)
Dividend Income (8.1%)
RiverSource Dividend Opportunity Fund	2,926,677		$18,730,734

International (0.8%)
RiverSource Disciplined International Equity Fund	268,259		1,883,175

Real Estate (3.2%)
RiverSource Real Estate Fund	958,667	(b)	7,448,842

U.S. Large Cap (12.7%)
RiverSource Disciplined Equity Fund	4,172,632		18,609,938
RiverSource Disciplined Large Cap Value Fund	1,391,116		10,461,193

Total			29,071,131

U.S. Small Cap (4.2%)
RiverSource Disciplined Small Cap Value Fund	1,400,389	(b)	9,634,680

Total Equity Funds (Cost: $78,377,100)			$66,768,562

Fixed Income Funds (63.9%)

	Shares		Value(a)
Floating Rate (5.8%)
RiverSource Floating Rate Fund	1,602,417		$13,284,039

Global Bond (1.3%)
RiverSource Global Bond Fund	405,785		2,885,129

High Yield (14.5%)
RiverSource High Yield Bond Fund	11,867,626		30,618,476
RiverSource Income Opportunities Fund	308,577		2,882,110

Total			33,500,586

Inflation Protected Securities (1.9%)
RiverSource Inflation Protected Securities Fund	435,897		4,389,486

International (5.4%)
RiverSource Emerging Markets Bond Fund	1,208,812		12,511,209

Investment Grade (35.0%)
RiverSource Diversified Bond Fund	5,193,280		25,083,540
RiverSource U.S. Government Mortgage Fund	11,068,860	(b)	55,454,990

Total			80,538,530

Total Fixed Income Funds (Cost: $140,680,586)			$147,108,979

	Shares	Value(a)
Alternative Investments (2.0%)
RiverSource Absolute Return Currency and Income Fund	468,400	$4,674,628

Total Alternative Investments (Cost: $4,647,288)		$4,674,628

Cash Equivalents (5.1%)

	Shares	Value(a)
RiverSource Cash Management Fund	11,734,412	$11,734,412

Total Cash Equivalents (Cost: $11,734,412)		$11,734,412

Total Investments in Affiliated Funds (Cost: $235,439,386)(c)		$230,286,581

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2009, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Disciplined Small Cap Value Fund	21.97%
RiverSource U.S. Government Mortgage Fund	20.51
RiverSource Real Estate Fund	5.08

(c)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $235,439,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,526,000
Unrealized depreciation	(16,678,000)

Net unrealized depreciation	$(5,152,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct 31, 2009:

Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$230,286,581	$—	$—	$230,286,581

Portfolio of Investments
RiverSource Income Builder Enhanced Income Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Affiliated Funds
Equity Funds (25.3%)

	Shares		Value(a)
Dividend Income (7.8%)
RiverSource Dividend Opportunity Fund	2,456,675		$15,722,720

International (2.4%)
RiverSource Disciplined International Equity Fund	671,942		4,717,031

Real Estate (7.8%)
RiverSource Real Estate Fund	2,002,774	(b)	15,561,555

U.S. Large Cap (3.9%)
RiverSource Disciplined Equity Fund	1,495,032		6,667,841
RiverSource Disciplined Large Cap Value Fund	152,212		1,144,634

Total			7,812,475

U.S. Small Cap (3.4%)
RiverSource Disciplined Small Cap Value Fund	986,292	(b)	6,785,687

Total Equity Funds (Cost: $55,160,453)			$50,599,468

Fixed Income Funds (73.1%)

	Shares		Value(a)
Floating Rate (11.9%)
RiverSource Floating Rate Fund	2,877,163	(b)	$23,851,685

Global Bond (2.5%)
RiverSource Global Bond Fund	692,529		4,923,883

High Yield (19.3%)
RiverSource High Yield Bond Fund	11,021,365		28,435,122
RiverSource Income Opportunities Fund	1,092,027		10,199,532

Total			38,634,654

Inflation Protected Securities (0.8%)
RiverSource Inflation Protected Securities Fund	165,650		1,668,097

International (12.7%)
RiverSource Emerging Markets Bond Fund	2,455,922	(b)	25,418,789

Investment Grade (25.9%)
RiverSource Diversified Bond Fund	4,188,741		20,231,619
RiverSource U.S. Government Mortgage Fund	6,335,847	(b)	31,742,593

Total			51,974,212

Total Fixed Income Funds (Cost: $142,549,730)			$146,471,320

	Shares	Value(a)
Alternative Investments (1.7%)
RiverSource Absolute Return Currency and Income Fund	340,071	$3,393,904

Total Alternative Investments (Cost: $3,460,782)		$3,393,904

Cash Equivalents (—%)

	Shares	Value(a)
RiverSource Cash Management Fund	71,208	$71,208

Total Cash Equivalents (Cost: $71,208)		$71,208

Total Investments in Affiliated Funds (Cost: $201,242,173)(c)		$200,535,900

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2009, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Disciplined Small Cap Value Fund	15.47%
RiverSource U.S. Government Mortgage Fund	11.74
RiverSource Real Estate Fund	10.60
RiverSource Emerging Markets Bond Fund	9.80
RiverSource Floating Rate Fund	5.86

(c)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $201,242,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,737,000
Unrealized depreciation	(12,443,000)

Net unrealized depreciation	$(706,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$200,535,900	$—	$—	$200,535,900

Portfolio of Investments
RiverSource Income Builder Moderate Income Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Affiliated Funds
Equity Funds (27.4%)

	Shares		Value(a)
Dividend Income (9.6%)
RiverSource Dividend Opportunity Fund	6,002,453		$38,415,700

International (0.9%)
RiverSource Disciplined International Equity Fund	483,850		3,396,628

Real Estate (4.8%)
RiverSource Real Estate Fund	2,456,989	(b)	19,090,806

U.S. Large Cap (8.0%)
RiverSource Disciplined Equity Fund	5,677,090		25,319,820
RiverSource Disciplined Large Cap Value Fund	860,640		6,472,011

Total			31,791,831

U.S. Small Cap (4.1%)
RiverSource Disciplined Small Cap Value Fund	2,346,403	(b)	16,143,252

Total Equity Funds (Cost: $132,527,966)			$108,838,217

Fixed Income Funds (69.4%)

	Shares		Value(a)
Floating Rate (11.0%)
RiverSource Floating Rate Fund	5,279,855	(b)	$43,769,997

Global Bond (1.8%)
RiverSource Global Bond Fund	1,003,535		7,135,132

High Yield (15.4%)
RiverSource High Yield Bond Fund	18,826,261		48,571,752
RiverSource Income Opportunities Fund	1,339,351		12,509,539

Total			61,081,291

Inflation Protected Securities (—%)
RiverSource Inflation Protected Securities Fund	7,378		74,300

International (11.4%)
RiverSource Emerging Markets Bond Fund	4,394,564	(b)	45,483,742

Investment Grade (29.8%)
RiverSource Diversified Bond Fund	7,772,759		37,542,424
RiverSource U.S. Government Mortgage Fund	16,102,994	(b)	80,675,997

Total			118,218,421

Total Fixed Income Funds (Cost: $267,600,041)			$275,762,883

	Shares		Value(a)
Alternative Investments (3.2%)
RiverSource Absolute Return Currency and Income Fund	1,284,776	(b)	$12,822,066

Total Alternative Investments (Cost: $13,318,267)			$12,822,066

Cash Equivalents (—%)

	Shares	Value(a)
RiverSource Cash Management Fund	31,935	$31,935

Total Cash Equivalents (Cost: $31,935)		$31,935

Total Investments in Affiliated Funds (Cost: $413,478,209)(c)		$397,455,101

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2009, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Disciplined Small Cap Value Fund	36.80%
RiverSource U.S. Government Mortgage Fund	29.92
RiverSource Emerging Markets Bond Fund	17.53
RiverSource Real Estate Fund	13.01
RiverSource Floating Rate Fund	10.76
RiverSource Absolute Return Currency and Income Fund	5.31

(c)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $413,478,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,514,000
Unrealized depreciation	(34,537,000)

Net unrealized depreciation	$(16,023,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$397,455,101	$—	$—	$397,455,101

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Income Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 29, 2009